                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

  INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER.

Report for the Calendar Year or Quarter Ended: September 30, 2003
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         White Mountains Insurance Group, Ltd.
                 ------------------------------------
   Address:      80 South Main Street
                 ------------------------------------
                 Hanover, New Hampshire 03755
                 ------------------------------------
                 U.S.A.
                 -----------------------------------

Form 13F File Number: 028-01681
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    J. Brian Palmer
         -------------------------------
Title:   Chief Accounting Officer
         -------------------------------
Phone:   (603) 640-2200
         -------------------------------

Signature, Place, and Date of Signing:

/s/ J. Brian Palmer                Hanover, New Hampshire   November 12, 2003
-------------------------------    ----------------------   -----------------
       [Signature]                     [City, State]             [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name

    None

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:        2
                                        --------------------

Form 13F Information Table Entry Total:  98 items
                                        --------------------

Form 13F Information Table Value Total: $515,441,654
                                        --------------------



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

     1.      028-07388                  Folksamerica Holding Company, Inc.
     2.      028-00470                  White Mountains Advisors LLC

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                      WHITE MOUNTAINS INSURANCE GROUP, LTD.

                FORM 13F INFORMATION TABLE--SEPTEMBER 30, 2003

------------------------- --------------- --------- --------   ------------------------ ------------ --------- --------------------
                                                    MARKET      SHRS OR     SH/   PUT/   INVESTMENT   OTHER       VOTING AUTHORITY
   NAME OF ISSUER         TITLE OF CLASS    CUSIP    VALUE      PRN AMT     PRN   CALL   DISCRETION  MANAGERS*  SOLE   SHARED NONE
------------------------- --------------- --------- --------   ---------   ----- ------ ------------ --------- ------  ------ -----
BANK OF BERMUDA LTD             SHS      G07644100     589,000      15,200   SH          DEFINED       1, 3              15,200

EVEREST RE GROUP LTD            COM      G3223R108     458,476       6,100   SH          DEFINED       1, 3               6,100

ALEXANDER & BALDWIN INC         COM      014482103     241,060       8,500   SH          DEFINED       1, 3               8,500

ALEXANDER & BALDWIN INC         COM      014482103   3,261,400     115,000   SH          DEFINED       2, 3             115,000

ALLEGHENY ENERGY INC            COM      017361106     223,930      24,500   SH          DEFINED       1, 3              24,500

ALLEGHENY ENERGY INC            COM      017361106   7,266,300     795,000   SH          DEFINED       2, 3             795,000

AMERADA HESS CORP               COM      023551104   3,757,500      75,000   SH          DEFINED       1, 3              75,000

AMERADA HESS CORP               COM      023551104  42,334,500     845,000   SH          DEFINED       2, 3             845,000

AMERICAN INT'L. GROUP           COM      026874107     519,300       9,000   SH          DEFINED       2, 3               9,000

AON CORP                        COM      037389103   2,409,009     115,540   SH          DEFINED       1, 3             115,540

AON CORP                        COM      037389103   9,799,500     470,000   SH          DEFINED       2, 3             470,000

ARCHER DANIELS MIDLAND          COM      039483102     786,600      60,000   SH          DEFINED       1, 3              60,000

ARCHER DANIELS MIDLAND          COM      039483102   9,439,200     720,000   SH          DEFINED       2, 3             720,000

AUTOMATIC DATA PROCESSING INC.  COM      053015103     458,880      12,800   SH          DEFINED       1, 3              12,800

AUTOMATIC DATA PROCESSING INC.  COM      053015103  16,849,500     470,000   SH          DEFINED       2, 3             470,000

BISYS GROUP INC                 COM      055472104     133,078      10,120   SH          DEFINED       1, 3              10,120

BANK OF HAWAII CORP             COM      062540109     533,922      15,900   SH          DEFINED       1, 3              15,900

BERKSHIRE HATHAWAY INC          CL A     084670108   8,025,000         107   SH          DEFINED       2, 3                 107

BERKSHIRE HATHAWAY INC          CL B     084670207   1,302,912         522   SH          DEFINED       1, 3                 522

BERKSHIRE HATHAWAY INC          CL B     084670207   4,992,000       2,000   SH          DEFINED       2, 3               2,000

COUNTRYWIDE CREDIT IND INC      COM      222372104     821,940      10,500   SH          DEFINED       1, 3              10,500

DELUXE CORP                     COM      248019101     561,960      14,000   SH          DEFINED       2, 3              14,000

EASTMAN CHEMICAL                COM      277432100     837,500      25,000   SH          DEFINED       1, 3              25,000

EASTMAN CHEMICAL                COM      277432100   4,355,000     130,000   SH          DEFINED       2, 3             130,000

EL PASO ELECTRIC CO             COM NEW  283677854   2,949,870     255,400   SH          DEFINED       1, 3             255,400

EL PASO ELECTRIC CO             COM NEW  283677854  21,598,500   1,870,000   SH          DEFINED       2, 3           1,870,000

EQUITY OFFICE PROPERTIES TR     COM      294741103     534,082      19,400   SH          DEFINED       1, 3              19,400

ETHAN ALLEN                     COM      297602104     576,000      16,000   SH          DEFINED       2, 3              16,000

FAIRMONT HOTELS & RESORTS       COM      305204109   5,407,500     210,000   SH          DEFINED       2, 3             210,000

FIRST DATA CORP                 COM      319963104     355,644       8,900   SH          DEFINED       1, 3               8,900

FIRST ENERGY CORP               COM      337932107   1,961,850      61,500   SH          DEFINED       1, 3              61,500

FIRST ENERGY CORP               COM      337932107  25,041,500     785,000   SH          DEFINED       2, 3             785,000

FORTUNE BRANDS INC.             COM      349631101   7,945,000     140,000   SH          DEFINED       2, 3             140,000

GREAT LAKES CHEMICAL CORP       COM      390568103   1,608,800      80,000   SH          DEFINED       1, 3              80,000

GREAT LAKES CHEMICAL CORP       COM      390568103  21,014,950   1,045,000   SH          DEFINED       2, 3           1,045,000

HASBRO INC                      COM      418056107   3,269,000     175,000   SH          DEFINED       2, 3             175,000

HIBERNIA CORP CLASS A           COM      428656102     271,484      13,400   SH          DEFINED       1, 3              13,400

HONDA MOTOR CO                  COM      438128308     604,800      30,000   SH          DEFINED       2, 3              30,000

HONEYWELL INC.                  COM      438516106     790,500      30,000   SH          DEFINED       2, 3              30,000

ILLINOIS TOOL WORKS             COM      452308109   1,325,200      20,000   SH          DEFINED       2, 3              20,000

IMPERIAL CHEMICAL INDUSTRIES    ADR NEW  452704505     278,750      25,000   SH          DEFINED       2, 3              25,000

------------------------- --------------- --------- --------   ------------------------ ------------ --------- --------------------
                                                    MARKET      SHRS OR     SH/   PUT/   INVESTMENT   OTHER       VOTING AUTHORITY
   NAME OF ISSUER         TITLE OF CLASS    CUSIP    VALUE      PRN AMT     PRN   CALL   DISCRETION  MANAGERS*  SOLE   SHARED NONE
------------------------- --------------- --------- --------   ---------   ----- ------ ------------ --------- ------  ------ -----
INTL SPEEDWAY CORP              COM      460335201     261,584       5,960   SH          DEFINED       1, 3               5,960

JEFFERSON PILOT CORPORATION     COM      475070108   1,331,400      30,000   SH          DEFINED       2, 3              30,000

KOHLS CORP                      COM      500255104   1,070,000      20,000   SH          DEFINED       2, 3              20,000

L-3 COMMUNICATIONS HOLDINGS I   COM      502424104     865,000      20,000   SH          DEFINED       2, 3              20,000

LAFARGE NORTH AMERICA INC       COM      505862102     584,640      16,800   SH          DEFINED       1, 3              16,800

LONGVIEW FIBRE CO               COM      543213102     390,800      40,000   SH          DEFINED       1, 3              40,000

LONGVIEW FIBRE CO               COM      543213102   6,545,900     670,000   SH          DEFINED       2, 3             670,000

MARATHON OIL CORP               COM      565849106   2,946,900     103,400   SH          DEFINED       1, 3             103,400

MARATHON OIL CORP               COM      565849106  40,327,500   1,415,000   SH          DEFINED       2, 3           1,415,000

MASCO CORPORATION               COM      574599106     856,800      35,000   SH          DEFINED       2, 3              35,000

MATTEL                          COM      577081102   1,042,800      55,000   SH          DEFINED       2, 3              55,000

MCDONALDS CORP                  COM      580135101     823,900      35,000   SH          DEFINED       1, 3              35,000

MCDONALDS CORP                  COM      580135101  11,063,800     470,000   SH          DEFINED       2, 3             470,000

MEREDETH CORP.                  COM      589433101     692,550      15,000   SH          DEFINED       1, 3              15,000

MEREDETH CORP.                  COM      589433101  21,238,200     460,000   SH          DEFINED       2, 3             460,000

OCTEL CORP                      COM      675727101     783,000      45,000   SH          DEFINED       1, 3              45,000

OCTEL CORP                      COM      675727101  21,924,000   1,260,000   SH          DEFINED       2, 3           1,260,000

OHIO CASUALTY CORP              COM      677240103     392,137      27,100   SH          DEFINED       1, 3              27,100

OVERSEAS SHIPPING GROUP         COM      690368105     542,850      21,000   SH          DEFINED       1, 3              21,000

OVERSEAS SHIPPING GROUP         COM      690368105   6,850,250     265,000   SH          DEFINED       2, 3             265,000

PAULA FINANCIAL                 COM      703588103     559,300     423,712   SH          DEFINED       2, 3             423,712

PEOPLES BANK                    COM      710198102     990,000      33,000   SH          DEFINED       1, 3              33,000

PEOPLES BANK                    COM      710198102  13,200,000     440,000   SH          DEFINED       2, 3             440,000

PEPSICO INCORPORATED            COM      713448108     242,899       5,300   SH          DEFINED       1, 3               5,300

PLUM CREEK TIMBER CO            COM      729251108     636,000      25,000   SH          DEFINED       2, 3              25,000

POST PROPERTIES INC             COM      737464107     375,774      13,800   SH          DEFINED       1, 3              13,800

POTLATCH CORPORATION            COM      737628107   1,040,200      35,000   SH          DEFINED       1, 3              35,000

POTLATCH CORPORATION            COM      737628107  12,036,600     405,000   SH          DEFINED       2, 3             405,000

PRUDENTIAL FINANCIAL INC        COM      744320102   1,494,400      40,000   SH          DEFINED       2, 3              40,000

RYDER SYSTEM                    COM      783549108   1,612,600      55,000   SH          DEFINED       1, 3              55,000

RYDER SYSTEM                    COM      783549108  20,524,000     700,000   SH          DEFINED       2, 3             700,000

SAFEWAY INC.                    COM      786514208     458,800      20,000   SH          DEFINED       2, 3              20,000

SIERRA PACIFIC RESOURCES        COM      826428104   1,421,050     293,000   SH          DEFINED       1, 3             293,000

SIERRA PACIFIC RESOURCES        COM      826428104  13,337,500   2,750,000   SH          DEFINED       2, 3           2,750,000

STANLEY WORKS                   COM      854616109   1,476,000      50,000   SH          DEFINED       2, 3              50,000

TJX COMPANIES INC               COM      872540109   1,165,200      60,000   SH          DEFINED       2, 3              60,000

TXU CORP                        COM      873168108   1,884,800      80,000   SH          DEFINED       2, 3              80,000

TORONTO-DOMINION BANK           COM      891160509     283,000      10,000   SH          DEFINED       2, 3              10,000

UNIONBANCAL CORPORATION         COM      908906100     381,920       7,700   SH          DEFINED       1, 3               7,700

UNISOURCE ENERGY CORP. HLD. CO  COM      909205106   5,099,262     268,100   SH          DEFINED       1, 3             268,100

UNISOURCE ENERGY CORP. HLD. CO  COM      909205106  30,717,300   1,615,000   SH          DEFINED       2, 3           1,615,000

UNITED PARCEL SERVICE           COM      911312106   1,276,000      20,000   SH          DEFINED       2, 3              20,000

UNOCAL CORP                     COM      915289102   2,048,800      65,000   SH          DEFINED       1, 3              65,000

UNOCAL CORP                     COM      915289102  24,428,000     775,000   SH          DEFINED       2, 3             775,000

WACHOVIA CORP                   COM      929903102     563,891      13,690   SH          DEFINED       1, 3              13,690

WILTEL COMMUNICATIONS INC       COM      972487102   1,251,900      78,000   SH          DEFINED       1, 3              78,000

WILTEL COMMUNICATIONS INC       COM      972487102   9,549,750     595,000   SH          DEFINED       2, 3             595,000

BANKNORTH GROUP                 COM      06646R107     564,400      20,000   SH          DEFINED       2, 3              20,000

------------------------- --------------- --------- --------   ------------------------ ------------ --------- --------------------
                                                    MARKET      SHRS OR     SH/   PUT/   INVESTMENT   OTHER       VOTING AUTHORITY
   NAME OF ISSUER         TITLE OF CLASS    CUSIP    VALUE      PRN AMT     PRN   CALL   DISCRETION  MANAGERS*  SOLE   SHARED NONE
------------------------- --------------- --------- --------   ---------   ----- ------ ------------ --------- ------  ------ -----
CAPITOL FEDERAL FINANCIAL       COM      14057C106   1,318,950      45,000   SH          DEFINED       1, 3              45,000

CAPITOL FEDERAL FINANCIAL       COM      14057C106   7,327,500     250,000   SH          DEFINED       2, 3             250,000

CHARTER FINANCIAL CORP          COM      16122M100   5,244,500     170,000   SH          DEFINED       2, 3             170,000

GOLDMAN SACHS GROUP             COM      38141G104     419,500       5,000   SH          DEFINED       2, 3               5,000

MELLON BK CORP                  COM      58551A108     602,800      20,000   SH          DEFINED       2, 3              20,000

TRAVELERS PROPERTY & CASUALTY   COM      89420G109   1,270,400      80,000   SH          DEFINED       2, 3              80,000

WELLPOINT HEALTH NETWORKS       COM      94973H108   1,541,600      20,000   SH          DEFINED       2, 3              20,000

XCEL ENERGY INC                 COM      98389B100     541,450      35,000   SH          DEFINED       1, 3              35,000

XCEL ENERGY INC                 COM      98389B100  12,530,700     810,000   SH          DEFINED       2, 3             810,000

                                                  ------------
                                                  $515,441,654
                                                  ------------

* 1 = Folksamerica Holding Company, Inc. (Form 13F filed separately)

* 2 = White Mountains Advisors LLC (Form 13F filed separately)

* 3 = White Mountains Insurance Group, Ltd.